ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details) - USD ($) shares in Millions, $ in Millions	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Promissory notes	$ 1,860	$ 1,860	$ 0
Common shares transferred (in shares)	7